Commitments	9 Months Ended
Sep. 30, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of Commitments
10.	COMMITMENTS

As at September 30, 2018, the Company had the following commitments that have not been disclosed elsewhere in these condensed consolidated interim financial statements:

	Not later than 1 year $	Later than 1 year and not later than 5 years $	Later than 5 years $	Total $
Rent of office spaces	267	686	255	1,208